Long-Term Debt and Other Financial Liabilities, Hanchen Sale and Leaseback (Details) $ in Thousands		12 Months Ended
	Jun. 28, 2018 USD ($)	Dec. 31, 2021 USD ($) Installment	Dec. 31, 2020 USD ($)
Sale and Leaseback Transaction [Abstract]
Balance outstanding		$ 218,551	$ 173,289
Hanchen Sale and Leaseback [Member]
Sale and Leaseback Transaction [Abstract]
Face amount	$ 26,500
Term of charter contract		8 years
Proceeds from sale of vessel	18,550
Upfront charterhire payment	6,625
Deposit made under sale and leaseback agreement	1,325
Purchase obligation	$ 5,299
Number of consecutive payment installments | Installment		32
Frequency of periodic payment		quarterly
Installment payment		$ 456
Balloon payment		$ 5,299
Maturity date		Jun. 29, 2026
Minimum value maintenance ratio to be maintained		1.20
Balance outstanding		$ 13,498
Hanchen Sale and Leaseback [Member] | LIBOR [Member]
Sale and Leaseback Transaction [Abstract]
Margin on variable rate		4.00%